Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	NOVONIX LIMITED
Entity Central Index Key	0001859795
Current Fiscal Year End Date	--12-31
Entity File Number	001-41208
Entity Address, Address Line One	Level 38
Entity Address, Address Line Two	71 Eagle Street
Entity Address, City or Town	Brisbane
Entity Address, Country	AU
Entity Address, Postal Zip Code	QLD 4000